Components of Expense for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Federal: Canada
Current	$ 203	$ (432)
Deferred	(57)	(21)
Federal Income Tax Expense (Benefit), Continuing Operations, Total	146	(453)
Provincial: Canada
Current	156	(332)
Deferred	(44)	(16)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	112	(348)
Foreign:
Current	200	566
Deferred	2,380	319
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	2,580	885
Total provision	$ 2,838	$ 84